                        UNION SECURITY INSURANCE COMPANY
                               VARIABLE ACCOUNT C

     SUPPLEMENT DATED NOVEMBER 22, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

 Wall Street Series Survivor VUL         033-65243
 Wall Street Series VUL                  333-69327
 Harmony Investment Life                 033-03919
 Wall Street Series VUL220               033-28551
 Wall Street Series VUL500               033-48266

             SUPPLEMENT DATED NOVEMBER 22, 2006 TO YOUR PROSPECTUS

HARTFORD BLUE CHIP STOCK HLS FUND

     At a special meeting of the Shareholders held on October 24, 2006, shareholders of Hartford Blue Chip Stock HLS Fund approved a sub-advisory agreement between HL Advisors, LLC, the Hartford Blue Chip Stock HLS Fund's investment adviser, and Hartford Investment Management Company to take effect on or about November 13, 2006, pursuant to which Hartford Investment Management Company will replace the Fund's current sub-adviser, T. Rowe Price, Inc., and serve as sole sub-adviser to the Hartford Blue Chip Stock HLS Fund.

As a result, the following changes are made to your prospectus:

     In the table under the section entitled "The Funds," Hartford Investment Management Company replaces T. Rowe Price as the sub-adviser for the Hartford Blue Chip Stock HLS Fund.

     In the table under the section entitled "The Funds," the Fund objective for the Hartford Blue Chip Stock HLS Fund is deleted and replaced with "Long-term growth of capital."

HARTFORD SMALLCAP GROWTH HLS FUND

     At a special meeting of the Shareholders held on October 24, 2006, shareholders of Hartford SmallCap Growth HLS Fund approved a sub-advisory agreement between HL Advisors, LLC, the Hartford SmallCap Growth HLS Fund's investment adviser, and Hartford Investment Management Company to take effect on or about November 13, 2006, pursuant to which Hartford Investment Management Company will serve as an additional sub-adviser to the Hartford SmallCap Growth HLS Fund.

     As a result, in the table under the section entitled "The Funds," Hartford Investment Management Company is added as an additional sub-adviser for the Hartford SmallCap Growth HLS Fund.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6062